Operating Expenses - Summary of Consolidated Operating Expense (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Expense [Line items]
Depreciation and amortization included in administrative expenses	$ 188	$ 173	$ 161
Depreciation and amortization included in selling expenses	$ 56	$ 53	$ 43